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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                  FORM 24F-2

                               -----------------

                       Annual Notice of Securities sold
                            Pursuant to rule 24f-2

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 1.     Name and address of issuer:
            Thrivent Mutual Funds
            625 Fourth Avenue South
            Minneapolis, MN 55415
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 2.     Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]
            Thrivent Diversified Income Plus Fund
            Thrivent Growth and Income Plus Fund
            Thrivent Multidimensional Income Fund
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 3.     Investment Company Act File Number:  811-5075

        Securities Act File Number:  33-12911
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 4(a).  Last day of fiscal year for which this notice is filed:
            12/31/ 2017
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 4(b).  [_]  Check box if this Form is being filed late (i.e. more than
             90 days after the end of the issuer's fiscal year). (See instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.
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 5.     Calculation of registration fee:

       (i)     Aggregate sale price of
               securities sold during
               the fiscal year pursuant
               to Rule 24f-2 (from
               Item 10):                                        $253,387,179
                                                                -------------
       (ii)    Aggregate price of
               securities redeemed or
               repurchased during the
               fiscal year:                    $154,480,103
                                               ------------
       (iii)   Aggregate price of
               securities redeemed or
               repurchased during any
               prior fiscal year ending
               no earlier than
               October 11, 1995, that
               were not previously used
               to reduce registration
               fees payable to the
               Commission:                      $12,243,590
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       (iv)    Total available
               redemption credits [add
               Items 5(ii) and 5(iii)]:                         $166,723,693
                                                                -------------
       (v)     Net sales - if Item 5(i)
               is greater than
               Item 5(iv) [subtract
               Item 5(iv) from
               Item 5(i)]:                                      $86,663,486
                                                                -------------
       -----------------------------------------------------
       (vi)    Redemption credits
               available for use in
               future years - if
               Item 5(i) is less than
               Item 5(iv) [subtract
               Item 5(iv) from
               Item 5(i)]:                               $0
                                               ------------
       -----------------------------------------------------

       (vii)   Multiplier for
               determining registration
               fee (See
               Instruction C.9):                            X   .00012450
                                                                -------------
       (viii)  Registration fee due
               [multiply Item 5(v) by
               Item 5(vii)] enter "0"
               if no fee is due):                           =   $10,789.60
                                                                =============
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 6.    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
       Act of 1933 pursuant to rule 24e-2 as in effect before October
       11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: ______.
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 7.    Interest due - if this Form is being filed
       more than 90 days after the end of the
       issuer's fiscal year (see Instruction D):               +   $0
                                                                   -----------
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 8.    Total of the amount of registration fee due plus any
       interest due [line 5(viii) plus line 7]
                                                               =   $10,789.60
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 9.    Date the registration fee and any interest
       payment was sent to the Commission's lockbox depository: N/A

                   Method of Delivery:
                                 [X] Wire Transfer
                                 [_] Mail or other means
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                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title*)    /s/ Michael W. Kremenak
                           ----------------------------------------------------
                             Michael W. Kremenak
                             Secretary and Chief Legal Officer
                             Thrivent Mutual Funds
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Date:  March 9, 2018
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 * Please print the name and title of the signing officer below the signature.

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